Consolidated Balance Sheets - USD ($)		Aug. 31, 2024	Aug. 31, 2023
Current assets
Cash and cash equivalents		$ 152,985	$ 779,049
Accounts receivable		62,914	44,130
Inventories		460,047	630,478
Deposit, prepayments and other receivables		114,806	617,507
Total current assets		790,752	2,071,164
Non-current assets
Property, plant and equipment, net		357,778	463,387
Operating lease right-of-use assets		199,647	271,021
Deferred offering cost		449,576
Technology-related intangible assets, net		51,481,358	76,218,786
Total non-current assets		52,488,359	76,953,194
TOTAL ASSETS		53,279,111	79,024,358
Current liabilities
Accounts payable and accruals		267,900	170,888
Other payables		95,831	27,487
Deferred revenue		10,012	440,069
Hire purchase creditor		8,758	9,224
Amounts due to shareholders		1,202,692	232,095
Operating lease liabilities		99,445	84,879
Total current liabilities		1,684,638	964,642
Non-current liabilities
Hire purchase creditor		4,320	10,531
Operating lease liabilities		108,891	198,163
Total non-current liabilities		113,211	208,694
TOTAL LIABILITIES		1,797,849	1,173,336
Commitments and contingencies (Note 14)
Shareholders’ equity
Common stock, 250,000,000 authorized; $0.001 par value, 25,685,591 and 25,577,734 shares issued and outstanding as at August 31, 2024 and August 31, 2023	[1]	25,686	25,578
Additional paid in capital		91,513,818	90,447,874
Shares to be issued			1,066,052
Accumulated other comprehensive loss		(48,827)	(17,036)
Accumulated deficit		(39,401,857)	(13,523,266)
Non-controlling interest		(607,558)	(148,180)
Total shareholders’ equity		51,481,262	77,851,022
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		$ 53,279,111	$ 79,024,358

[1]	Retroactively presented to reflect 1-for-4 reverse stock split effective on September 11, 2024.